CASH AND CASH EQUIVALENTS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and bank balances	$ 9,391,449	$ 8,424,265	$ 2,692,365	$ 1,387,908	$ 3,890,026